DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)							1 Months Ended	3 Months Ended		12 Months Ended
		May 29, 2020	Feb. 10, 2019	Feb. 28, 2018	Feb. 12, 2018	Feb. 12, 2018	Feb. 28, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer, Excluding Assessed Tax											$ 0
Shares Issued, Price Per Share				$ 10.10			$ 10.10
Stock Issued During Period, Value, New Issues										$ 1,000
Assets Held-in-trust				$ 210,080,000	$ 202,000,000	$ 202,000,000	$ 210,080,000
Sale of Stock, Price Per Share				$ 10.10	$ 10.10	$ 10.10	$ 10.10
Payments to Acquire Investments				$ 8,080,000							0	$ 210,080,000
Stock Issued, Transaction Costs								$ 11,974,088			11,974,088
Stock Issued, underwriting fees								4,160,000			4,160,000
Deferred underwriting fees, Noncurrent								7,280,000			$ 7,280,000	7,280,000
Business Acquisition Percentage Of Trust Account Assets											80.00%
Other Ownership Interests, Offering Costs								534,088			$ 534,088
Cash								12,639	$ 419,667	$ 56,363,000	$ 208,536	535,946	$ 24,945
Common Stock, Par or Stated Value Per Share	[1]									$ 0.0001	$ 0.0001
Minimum Net Tangible Assets Required for Business Combinations								5,000,001			$ 5,000,001
Required Percentage Of Shares To Be Redeemed Upon Dissolution											100.00%
Dissolution Expenses Interest payable								100,000			$ 100,000
Investment Income, Interest								409	$ 2,404	$ 199,000	6,634	$ 8,302
Business Combination, Consideration Transferred								$ 1,500,000			$ 1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 11.50			11.50	$ 1.00			$ 1.00
Business Acquisition, Percentage of Voting Interests Acquired								50.00%			50.00%
Limitation on Redemption upon Completion of Initial Business Combination Description											15%
Investment In Trust Account [Member]
Shares Issued, Price Per Share											$ 10.10
Cash								$ 12,600			$ 209,000
Investment Income, Interest								$ 2,002,000			5,306,000
Amount remaining in the trust account											71,700,000
Interest Income (Expense), Net											$ 1,911,000
Common Class A [Member]
Common Stock, Par or Stated Value Per Share								$ 0.0001			$ 0.0001	$ 0.0001
Common Stock, Redemption Price Per Share			$ 10.38					$ 10.10			10.10
Class of Warrant or Right, Exercise Price of Warrants or Rights				11.50			11.50
Stock Redeemed or Called During Period Shares			13,890,713					13,890,713
Stock Redeemed or Called During Period Value			$ 144,218,760
IPO [Member]
Capital Units, Authorized					20,000,000	20,000,000
Shares Issued, Price Per Share					$ 10.00	$ 10.00		$ 10.00			$ 10.00
Capital Units Authorized, value					$ 200,000,000	$ 200,000,000
Stock Issued During Period, Shares, New Issues								20,800,000			20,800,000
Common Stock, Redemption Price Per Share								$ 10.10
Over-Allotment Option [Member]
Shares Issued, Price Per Share				$ 10.00			10.00
Stock Issued During Period, Shares, New Issues				800,000				800,000			800,000
Private Placement [Member]
Shares Issued, Price Per Share		$ 10.00
Stock Issued During Period, Shares, New Issues		7,600,000
Stock Issued During Period, Value, New Issues				$ 8,240,000						$ 75,963,000
Private Placement [Member] | Warrant [Member]
Shares Issued, Price Per Share				$ 1.00	$ 1.00	$ 1.00	$ 1.00
Stock Issued During Period, Shares, New Issues				240,000	7,500,000	7,500,000	240,000
Stock Issued During Period, Value, New Issues				$ 240,000	$ 7,500,000	$ 7,500,000	$ 240,000
Private Placement [Member] | Mudrick Capital Acquisition Holdings LLC [Member] | Warrant [Member]
Stock Issued During Period, Shares, New Issues					6,500,000	6,500,000
Private Placement [Member] | Cantor Fitzgerald Co. [Member] | Warrant [Member]
Stock Issued During Period, Shares, New Issues					1,000,000	1,000,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.